RELATED PARTY TRANSACTIONS (Details - Due to related parties) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Total Due to related parties	$ 7,219,022	$ 1,471,191
Ms Fan Zhou [Member]
Related Party Transaction [Line Items]
Total Due to related parties	7,149,165	1,471,191
MTM Animation [Member]
Related Party Transaction [Line Items]
Total Due to related parties	67,488	0
Rusheng Wu [Member]
Related Party Transaction [Line Items]
Total Due to related parties	$ 2,369	$ 0